Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets [abstract]
Schedule of other assets

Other assets by type
in EUR million	2022	2021
Net defined benefit assets	617	783
Investment properties	18	26
Property development and obtained from foreclosures	34	52
Accrued assets	917	798
Amounts to be settled	5,191	2,424
Other	2,073	1,914
	8,850	5,996